Offerings - Offering: 1	Jun. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guaranteed Notes
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit	1.06
Maximum Aggregate Offering Price	$ 159,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,342.9
Offering Note
(1)	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
(2)
This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the Company’s Registration Statement on Form
S-3
(File
No. 333-270133)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.